Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Equity	Equity
The authorized share capital of the Company as of June 30, 2024 and December 31, 2023 is $140,010,000 represented by 140,010,000 authorized common shares of par value $1.00 each.

In January 2024, the shareholders, at a Special General Meeting, approved the transfer of $97.9 million to the Company’s Contributed Surplus Account from the Company's Share Premium account (Additional paid-in capital in the Company’s Consolidated Statement of Changes in Shareholder’s Equity).

In February 2024, the Board approved a grant of 115,000 share options to key human resources and one director. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $8.00 per share and will be reduced by any dividends and cash distributions paid.

The following cash distributions were declared in the six months ended June 30, 2024:

Declaration date	Amount per share (in $)	Payment date
February 2024	0.01	March 2024
March 2024	0.03	April 2024
April 2024	0.03	May 2024
May 2024	0.04	June 2024
June 2024	0.04	July 2024

The above cash distributions were made from the Company's Contributed Surplus account.